SHARE CAPITAL (Details)			1 Months Ended				6 Months Ended
	Apr. 07, 2021 USD ($) $ / shares	Jan. 04, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Apr. 21, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) Share $ / shares shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares			28,286,111				28,286,111			21,057,922
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants converted into ordinary shares | shares							3,172,800
Warrants granted to purchase ordinary shares | shares							3,300,645
Total consideration							$ 3,145,000
Exercise price | $ / shares							$ 1.05
Tradable warrants [Member]
Disclosure of classes of share capital [line items]
Warrants converted into ordinary shares | shares					2,250
Warrants granted to purchase ordinary shares | shares					4,500
Total consideration					$ 13,000
Exercise price | $ / shares					$ 5.85
ATM Program [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					2,546,265			440,463	440,463
Proceeds from issuing shares					$ 9,900,000	$ 9,900,000
Share issue price per share | $ / shares					$ 3.99	$ 3.99
Second ATM Program [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			1,400,000				1,400,000
Proceeds from issuing shares			$ 9,500,000
Share issue price per share | $ / shares			$ 7.02				$ 7.02
Chief Executive officer [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement		1,314,218
Exercise price | $ / shares		$ 1.24
Options vesting description		The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date.
Fair value of options		$ 1,320,000
US-based CFO [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	150,000
Exercise price | $ / shares	$ 3.61
Options vesting description	The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date.
Fair value of options	$ 647,000
Certain Employees [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	70,000
Exercise price | $ / shares	$ 3.61
Options vesting description	The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date.
Service Provider [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	213,000
Exercise price | $ / shares	$ 3.61
Several Employees And Service Provider [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | Share							99,974
Total consideration							$ 274,000
Exercise price | $ / shares							$ 2.76
Fair value of options	$ 646,000
Certain Executive Officers [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement				345,000
Exercise price | $ / shares				$ 3.15
Options vesting description				The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% of the option will vest in twelve equal quarterly installments following the first anniversary of the grant date.
Fair value of options				$ 1,532,000
Non Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	33,368
Exercise price | $ / shares	$ 3.61
Options vesting description	The options will vest over 3 years in twelve equal quarterly instalments starting on the vesting commencement date.
Fair value of options	$ 142,000